Statement of financial position, order of liquidity (Parentheticals) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Of which subordinated liabilities at fair value through profit or loss	€ 0	€ 0
Of which subordinated liabilities at amortized cost	14,685,000,000	16,488,000,000
Loan commitments given off balance sheet	112,127,000,000	132,584,000,000
Financial guarantees given off balance sheet	10,937,000,000	10,665,000,000
Contingent Commitments off balance sheet	€ 36,624,000,000	€ 36,190,000,000